Employee Benefit Plans and Similar Obligations	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Employee Benefit Plans and Similar Obligations
38. EMPLOYEE BENEFIT PLANS AND SIMILAR OBLIGATIONS
Retirement plan
Effective March 1, 1995, the Group has established a retirement plan, through which it makes contributions to a mutual fund for an amount equivalent to the amount contributed by each adhering member, between 3% and 10% of their monthly compensation, and has no legal or implied obligation to make additional contributions in the event that the mutual fund does not have sufficient assets to meet the benefits.
The plan members will receive from the Group the contributed funds before retirement only in the case of voluntary termination under certain circumstances, dismissal without cause or in case of death or incapacity. The Group has the right to discontinue this plan at any time, without incurring termination costs.
The amount charged to expense related to the Retirement plan was 4, 3 and 4 for the years ended December 31, 2024, 2023 and 2022, respectively.
Short-term benefit programs
The Group has short-term benefit cash payment programs applicable to certain employees. These programs are mainly based on the fulfillment of VPs and unit objectives and may be increased based on individual performance. They are calculated considering the remuneration of each employee, the number of salaries assigned per salary category and certain key factors related to the fulfillment of these objectives. As of 2024, a new variable compensation program based on the Group’s results (“CVR”, by its acronym in Spanish) was implemented, to be paid whenever these results are positive.
The amount charged to expense related to the short-term benefit programs was 154, 111 and 122 for the years ended December 31, 2024, 2023 and 2022, respectively.
Share-based benefit plans
From the fiscal year 2013 the Company has decided to implement a share-based benefit plan aimed at aligning the performance of certain executive-level employees, managers and key or critical technical knowledgeable personnel, with the objectives of the strategic plan of the Company. This plan, organized in annual programs, consists in giving participation, through shares of the Company, to each selected employee with the condition of remaining in it for the period defined in the plan (period of up to 3 years from the grant date, “service period”), being this the only necessary condition to access the agreed final retribution.

Consistent with and with similar characteristics to share-based benefit plans approved in previous years, the Company’s Board of Directors:

-	At its meeting held on May 9, 2019, approved the creation of a new shared-based benefit plan for 2019-2022 effective for 3 years from July 1, 2019.

-	At its meeting held on November 10, 2020, approved the creation of a new shared-based benefit plan for 2020-2023 effective for 3 years from July 1, 2020.

-	At its meeting held on September 23, 2021, approved the creation of a new shared-based benefit plan for 2021-2024 effective for 3 years from July 1, 2021.

-	At its meeting held on September 15, 2022, approved the creation of a new shared-based benefit plan for 2022-2025 effective for 3 years from August 1, 2022.

-	At its meeting held on August 16, 2023, approved the creation of a new shared-based benefit plan for 2023-2026 effective for 3 years from August 1, 2023.

-	At its meeting held on August 7, 2024, approved the creation of a new shared-based benefit plan for 2024-2027 effective for 3 years from August 1, 2024.
Moreover, the 2019-2022 Plan was supplemented with an additional U.S. dollar amount, with the same vesting as the share-based benefit plan, to be paid in pesos at the exchange rate in force on the date of such vesting. This supplement has no significant effects.
Also, it was defined that the 2021-2024 Plan would be paid in cash. Such change in the conditions of the plan does not have any significant effects.
In April 2024, the Company adopted the “Value Generation Plan”, which is a long-term remuneration program for eligible members of management of YPF with the objective of incentivizing extraordinary results in the long term and retaining key employees. Under this plan, the Company granted 4.6 million performance stock appreciation rights (“PSARs”) to plan participants comprising key employees of the Company. The PSARs provide beneficiaries the opportunity to receive an award to be settled in cash equivalent to the appreciation in the value of the common shares of the Company over a specified period of time. The amount to be paid upon exercise is the difference between the per share base price determined by the plan and the per share market value of the Company’s common shares as of the exercise date. The PSARs expire five years after their grant and begin to vest in the third year, subject to the fulfillment of certain conditions, including performance milestones related to the price of the Company’s common shares ranging from a minimum of US$ 30 per common share up to US$ 60 per common share. The beneficiaries of the PSARs are also required to remain in the Company for three years from the granting of the plan. The PSARs granted by the Company have a base price of US$ 16.17 per share, resulting in a weighted average fair value of US$ 8.75 per PSAR as of the granting date. The Value Generation Plan was approved by the Compensation and Nomination Committee of the Company with the support of a management consulting firm (Mercer) which advised on its design and implementation.
As of December 31, 2024, there are 4.6 million number of PSARs outstanding with and a weighted average fair value of US$ 28.6 per PSARs.
PSARs expense is determined based on the grant-date fair value of the awards. Fair value is calculated using Monte Carlo simulation model, which requires the input of highly subjective assumptions, including the fair value of the Company’s shares, expected term and risk-free interest rate.
The amount charged to expense in relation with Value Generation Plan was 33, for the fiscal year ended December 31, 2024.
Note 2.b.11) describes the accounting policies for share-based benefit plans. Repurchases of treasury shares are disclosed in Note 31.

Information related to the evolution of the quantity of shares, of the share-based benefit plans at the end of the years ended December 31, 2024, 2023 and 2022, is as follows:
Plan 2019 - 2022

	2024	2023	2022
Amount at the beginning of the fiscal year	-	-	258,904
- Granted	-	-	-
- Settled	-	-	(192,225)
- Expired	-	-	(66,679)

Amount at the end of the fiscal year (1)	-	-	-

Expense recognized during the fiscal year	-	-	-	(2)
Fair value of shares on grant date (in U.S. dollars)	-	-	9.97

(1)	The life of the plan in 2022 was 7 months.
(2)	Registered value less than 1.
Plan 2020 - 2023

	2024	2023		2022
Amount at the beginning of the fiscal year	-	350,796		681,529
- Granted	-	-		-
- Settled	-	(271,817)		(308,298)
- Expired	-	(78,979)		(22,435)

Amount at the end of the fiscal year (1)	-	-		350,796

Expense recognized during the fiscal year	-	-	(2)	1
Fair value of shares on grant date (in U.S. dollars)	-	4.75		4.75

(1)	The life of the plan in 2023 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2022.
(2)	Registered value less than 1.
Plan 2021 - 2024

	2024	2023	2022
Amount at the beginning of the fiscal year	478,097	818,823	1,252,400
- Granted	-	50,037	-
- Settled	(394,359)	(367,371)	(418,598)
- Expired	(83,738)	(23,392)	(14,979)

Amount at the end of the fiscal year (1)	-	478,097	818,823

Expense recognized during the fiscal year	5	17	6
Fair value of shares at each year-end (in U.S. dollars) (2)	27.70	20.42	17.69

(1)	The life of the plan in 2024 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2023, and between 7 and 19 months as of December 31, 2022.
(2)	The plan was defined to be paid in cash.
Plan 2022 - 2025

	2024	2023	2022
Amount at the beginning of the fiscal year	641,161	962,150	-
- Granted	890	69,176	962,150
- Settled	(301,392)	(320,649)	-
- Expired	(43,323)	(69,516)	-

Amount at the end of the fiscal year (1)	297,336	641,161	962,150

Expense recognized during the fiscal year	2	2	1
Fair value of shares on grant date (in U.S. dollars)	6.67	6.67	6.67

(1)
The average remaining life of the plan is 8 months as of December 31, 2024, whereas the remaining life of the plan was between 8 and 20 months as of December 31, 2023, and between 8 and 32 months as of December 31, 2022.

(Amounts expressed in millions of United States dollars, except shares and per shares amounts expressed in United States dollars, and as otherwise indicated)

Plan 2023 - 2026

	2024		2023	2022
Amount at the beginning of the fiscal year	720,368		-	-
- Granted	48,785	(2)	778,756	-
- Settled	(260,960)		(7,473)	-
- Expired	(72,018)		(50,915)	-

Amount at the end of the fiscal year (1)	436,175		720,368	-

Expense recognized during the fiscal year	3		1	-
Fair value of shares on grant date (in U.S. dollars)	14.63		14.63	-

(1)	The average remaining life of the plan is between 8 and 20 months as of December 31, 2024, whereas the average remaining life of the plan was between 8 and 32 months as of December 31, 2023.
(2)	Includes an allocation of 47,650 shares with settlement upon plan expiration.
Plan 2024 - 2027

	2024	2023	2022
Amount at the beginning of the fiscal year	-	-	-
- Granted	1,002,892	-	-
- Settled	-	-	-
- Expired	-	-	-

Amount at the end of the fiscal year (1)	1,002,892	-	-

Expense recognized during the fiscal year	2	-	-
Fair value of shares on grant date (in U.S. dollars)	18.14	-	-

(1)	The average remaining life of the plan is between 8 and 32 months as of December 31, 2024.